IFRS 7 - Disclosure - Market Risk - Summary of Market Risks by Type of Risks (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2019	Apr. 30, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Market Risk [line items]
Total VaR (one-day measure)	$ 5.3	$ 3.9	$ 5.9
Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	6.2	4.6	4.5
Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.6	1.4	1.0
Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.3	1.8	2.9
Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.4	1.2	1.2
Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.2	2.1	1.9
Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.9	1.6	2.3
Risk diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	(13.3)	(8.8)	(7.9)
High risk [member]
Market Risk [line items]
Total VaR (one-day measure)	10.8
High risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	8.4
High risk [member] | Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.6
High risk [member] | Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	10.4
High risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.3
High risk [member] | Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	5.0
High risk [member] | Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.4
Low risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.6
Low risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.0
Low risk [member] | Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	0.9
Low risk [member] | Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.7
Low risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	0.8
Low risk [member] | Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.6
Low risk [member] | Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.5
Average risk [member]
Market Risk [line items]
Total VaR (one-day measure)	5.7	5.1	5.1	$ 5.4	$ 5.4
Average risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	5.2	4.2	4.7	4.5	4.4
Average risk [member] | Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.2	1.3	1.2	1.3	1.0
Average risk [member] | Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.0	3.2	2.5	3.2	2.8
Average risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.5	1.4	1.1	1.8	1.9
Average risk [member] | Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.9	1.8	1.5	2.1	1.9
Average risk [member] | Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.8	1.7	1.8	1.7	1.5
Average risk [member] | Risk diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	$ (10.9)	$ (8.5)	$ (7.7)	$ (9.2)	$ (8.1)